Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Cash [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
The following table details a reconciliation of cash and restricted cash within the consolidated balance sheets:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Cash and cash equivalents	$155,245	$177,022
Restricted cash (included within other assets)	13,001	18,001
Total cash, cash equivalents and restricted cash	$168,246	$195,023